Stock-Based Compensation - Stock Options Outstanding And Exercisable Associated With Employees (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Exercise prices for stock options outstanding and exercisable:
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 70.00
Number of stock options outstanding (in shares)	10,183,615
Outstanding, Weighted-Average Remaining Contractual Life	6 years 8 months 8 days
Outstanding, Weighted-Average Exercise Price (in dollars per share)	$ 41.99
Number of stock options exercisable	3,760,431
Exercisable, Weighted-Average Remaining Contractual Life	6 years 6 months 21 days
Exercisable, Weighted-Average Exercise Price (in dollars per share)	$ 41.30
DISH Network Awards
Exercise prices for stock options outstanding and exercisable:
Number of stock options outstanding (in shares)		12,792,812	13,365,489
Number of stock options exercisable		2,332,489
Stock Options | DISH Network Awards
Exercise prices for stock options outstanding and exercisable:
Number of stock options outstanding (in shares)	10,183,615	12,792,812	13,365,489	8,847,734
Outstanding, Weighted-Average Exercise Price (in dollars per share)	$ 41.99	$ 41.52	$ 41.78	$ 43.90
Number of stock options exercisable	3,760,431		1,705,103
Exercisable, Weighted-Average Exercise Price (in dollars per share)	$ 41.30	$ 44.93	$ 40.87
Range Of Exercise Prices $10.01 - $20.00
Exercise prices for stock options outstanding and exercisable:
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	10.01
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 20.00
Number of stock options outstanding (in shares)	221,500
Outstanding, Weighted-Average Remaining Contractual Life	8 years 2 months 12 days
Outstanding, Weighted-Average Exercise Price (in dollars per share)	$ 18.70
Number of stock options exercisable	8,336
Exercisable, Weighted-Average Remaining Contractual Life	7 years 9 months
Exercisable, Weighted-Average Exercise Price (in dollars per share)	$ 18.70
Range of Exercise Prices $20.01 - $30.00
Exercise prices for stock options outstanding and exercisable:
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	20.01
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 30.00
Number of stock options outstanding (in shares)	300,675
Outstanding, Weighted-Average Remaining Contractual Life	6 years 2 months 19 days
Outstanding, Weighted-Average Exercise Price (in dollars per share)	$ 25.67
Number of stock options exercisable	148,681
Exercisable, Weighted-Average Remaining Contractual Life	4 years 6 months 10 days
Exercisable, Weighted-Average Exercise Price (in dollars per share)	$ 24.65
Range of Exercise Prices $30.01 - $40.00
Exercise prices for stock options outstanding and exercisable:
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	30.01
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 40.00
Number of stock options outstanding (in shares)	6,125,897
Outstanding, Weighted-Average Remaining Contractual Life	7 years 1 month 28 days
Outstanding, Weighted-Average Exercise Price (in dollars per share)	$ 35.63
Number of stock options exercisable	2,388,162
Exercisable, Weighted-Average Remaining Contractual Life	7 years 2 months 26 days
Exercisable, Weighted-Average Exercise Price (in dollars per share)	$ 35.52
Range of Exercise Prices $40.01 - $50.00
Exercise prices for stock options outstanding and exercisable:
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	40.01
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 50.00
Number of stock options outstanding (in shares)	1,119,265
Outstanding, Weighted-Average Remaining Contractual Life	6 years 6 months
Outstanding, Weighted-Average Exercise Price (in dollars per share)	$ 47.46
Number of stock options exercisable	519,500
Exercisable, Weighted-Average Remaining Contractual Life	6 years 2 months 19 days
Exercisable, Weighted-Average Exercise Price (in dollars per share)	$ 47.27
Range of Exercise Prices $50.01 - $60.00
Exercise prices for stock options outstanding and exercisable:
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	50.01
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 60.00
Number of stock options outstanding (in shares)	1,609,378
Outstanding, Weighted-Average Remaining Contractual Life	5 years 6 months 7 days
Outstanding, Weighted-Average Exercise Price (in dollars per share)	$ 57.48
Number of stock options exercisable	394,252
Exercisable, Weighted-Average Remaining Contractual Life	4 years 8 months 15 days
Exercisable, Weighted-Average Exercise Price (in dollars per share)	$ 56.78
Range of Exercise Prices $60.01 - $70.00
Exercise prices for stock options outstanding and exercisable:
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	60.01
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 70.00
Number of stock options outstanding (in shares)	806,900
Outstanding, Weighted-Average Remaining Contractual Life	5 years 5 months 8 days
Outstanding, Weighted-Average Exercise Price (in dollars per share)	$ 64.35
Number of stock options exercisable	301,500
Exercisable, Weighted-Average Remaining Contractual Life	5 years 1 month 20 days
Exercisable, Weighted-Average Exercise Price (in dollars per share)	$ 65.40